Segment information - Summary Of Operating Segments (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of operating segments [line items]
Total income	₨ 54,491	₨ 53,303	₨ 47,902
Revenue from contracts with customers	48,187	48,412	43,144
Other income	2,870	2,634	3,111
Less: Employee benefit and other expenses	1,259	951	1,008
EBITDA	(5,083)	(570)	4,975
Depreciation and amortisation expense	12,026	11,240	9,496
Finance costs	38,281	35,487	27,538
(Loss) / profit before share of profit of jointly controlled entities and tax	(5,128)	(623)	4,935
Income tax expense	(2,904)	(2,158)	(1,801)
(Loss) / profit for the year	(8,032)	(2,781)	3,134
Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	48,187	48,412	43,144
(Loss) / profit before share of profit of jointly controlled entities and tax	(5,083)	(570)	4,975
Share in loss of jointly controlled entities	(45)	(53)	(40)
Income tax expense	(2,904)	(2,158)	(1,801)
(Loss) / profit for the year	(8,032)	(2,781)	3,134
Unallocated amounts [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	39	14	27
Wind Power [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	29,411	31,800	29,480
Solar Power [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	18,737	16,598	13,637
Revenue From Contracts With Customers [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Total income	54,491	53,303	47,902
Revenue from contracts with customers	48,187	48,412	43,144
Other income	6,304	4,891	4,758
Less: Employee benefit and other expenses	9,267	7,146	5,893
Total expenses	9,267	7,146	5,893
EBITDA	45,224	46,157	42,009
Depreciation and amortisation expense	12,026	11,240	9,496
Finance costs	38,281	35,487	27,538
Revenue From Contracts With Customers [Member] | Unallocated amounts [member]
Disclosure of operating segments [line items]
Total income	1,115	1,245	448
Revenue from contracts with customers	39	14	27
Other income	1,076	1,231	421
Less: Employee benefit and other expenses	1,698	1,342	1,727
Total expenses	1,698	1,342	1,727
EBITDA	(583)	(97)	(1,279)
Revenue From Contracts With Customers [Member] | Wind Power [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Total income	33,609	34,866	33,181
Revenue from contracts with customers	29,411	31,800	29,480
Other income	4,198	3,066	3,701
Less: Employee benefit and other expenses	4,843	3,706	3,086
Total expenses	4,843	3,706	3,086
EBITDA	28,766	31,160	30,095
Revenue From Contracts With Customers [Member] | Solar Power [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Total income	19,767	17,192	14,273
Revenue from contracts with customers	18,737	16,598	13,637
Other income	1,030	594	636
Less: Employee benefit and other expenses	2,726	2,098	1,080
Total expenses	2,726	2,098	1,080
EBITDA	₨ 17,041	₨ 15,094	₨ 13,193